TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 1,067.7	$ 865.3
Holdbacks	3.5	85.9
Unbilled revenue	68.1	203.6
Expected credit losses	(21.2)	(20.1)
Trade and other receivables, net	$ 1,118.1	$ 1,134.7